Sales Revenue - Schedule of Sales Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Revenue from product sales	€ 23,853	€ 30,579	€ 20,938
Revenue from development projects	493	686	129
Revenue from license agreements	6,000		40
Germany [Member]
Statement Line Items [Line Items]
Revenue from product sales	5,159	4,633	3,307
Revenue from development projects
Revenue from license agreements
Europe (ex-Germany) [Member]
Statement Line Items [Line Items]
Revenue from product sales	2,104	2,603	2,737
Revenue from development projects
Revenue from license agreements
USA [Member]
Statement Line Items [Line Items]
Revenue from product sales	16,589	23,343	14,894
Revenue from development projects
Revenue from license agreements
Other Regions [Member]
Statement Line Items [Line Items]
Revenue from product sales
Revenue from development projects	493	686	129
Revenue from license agreements	€ 6,000		€ 40